Lincoln Benefit Life Company
1221 N Street, Suite 200
Lincoln, Nebraska 68508
Phone: (888) 674-3667

April 29, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:    Lincoln Benefit Life Variable Annuity Account (“Registrant”)
Lincoln Benefit Life Company (“Depositor”)
Registration Statements on Form N-4
Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant	Depositor	1940 Act #	Registration Statement
Lincoln Benefit Life Variable Annuity Account	Lincoln Benefit Life Company	811-07924	333-50545
Lincoln Benefit Life Variable Annuity Account	Lincoln Benefit Life Company	811-07924	333-109688

If you have any questions, please do not hesitate to contact me at (847) 527-6734. Thank you.

Very truly yours,

/s/Forozan Nasery
Forozan Nasery
Chief Financial Officer, Treasurer
and Vice President